Chase Vista Tax Free Funds
                               Chairman's Letter

                                                                  April 10, 1999
Dear Shareholder:

We are pleased to present this semi-annual report for Chase Vista Tax Free Income Fund, Chase Vista New York Tax Free Income Fund and Chase Vista California Intermediate Tax Free Income Fund for the six-month period ended February 28, 1999. Inside you will find information on the performance of each Fund along with a report from the portfolio management team.


Tax-Free Income Markets Move Slightly Higher Amidst Market Volatility
Early in the period, the tax-free bond market enjoyed a strong rally as interest rates fell sharply due to fears of a major global economic downturn ignited by the financial crisis in Russia. After the Federal Reserve Board reduced short-term interest rates in late September and October, those worries subsided considerably, causing interest rates to stabilize and eventually move higher. The Fed reduced rates one more time in November.

As the end of 1998 approached, concerns over the Russian financial crisis began to subside. However, just as one problem faded, another appeared--this time in Brazil, as that country's government devalued its currency, sending shock waves throughout Latin America and many markets around the world. While rates fell, they did not tumble as sharply as they had in the summer because stronger-than-expected domestic economic reports helped to offset the worries over Brazil.

In February, concerns over Brazil's problems started to wane, but the stream of strong economic data did not. In this environment, interest rates rose sharply, causing bond prices to tumble (as much as four tenths of a percentage point during the first two weeks of February alone). Fittingly, February was capped off with the release of the strongest Gross Domestic Product report in more than two years.

If there was a glimmer of hope for bond investors late in the period, it could be found in Fed Chairman Alan Greenspan's semi-annual Humphery-Hawkins testimony. Mr. Greenspan noted that he expects the longest running peacetime economic expansion to moderate later in the year, which should help bond prices rebound in the months ahead. Sincerely,


/s/ Fergus Reid

Fergus Reid

                        Chase Vista Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts



                       Objective     Federal tax exempt income*
             Primary investments     Municipal bonds
 Suggested investment time frame     3-5 Years minimum
                Market benchmark     Lehman Municipal Bond Index
           Lipper Funds category     General Municipal Debt Funds Average

                                     Class A         Class B
                                     -------------   ------------
                  Inception date     9/8/87          11/4/93
                Newspaper symbol     TF Inc          not listed
                      Net assets     $60 Million     $15 Million
                Average maturity     22.7 years      22.7 years
                Average duration     7.4 years       7.4 years
                 Average quality     Aa/AA           Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.




Average Maturity/Quality


[BOX CHART OMITTED]

+---+---+---+
|   |   | X |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

                        Chase Vista Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of 1.91% for the six-month period ended February 28, 1999 (Class A shares, without sales charges). This compares to a return of 1.76% for the Lipper General Municipal Debt Funds Average and 2.62% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

The period was punctuated by high market volatility and a slight upward move in interest rates. For the six months ended February 28, 1999, the yield on the 30-year Treasury bond, the key benchmark of long-term interest rate activity, rose from 5.34% to 5.57%.

Our decision to continue to overweight the Fund in California municipal bonds contributed favorably to performance. Throughout much of the period, these securities recorded good investment results primarily due to relatively strong demand.

The Fund also benefitted from the sharp decline in interest rates in September and early October. The drop in rates was largely due to a flight to quality among investors, as the economic and currency problems in Russia ignited fears of economic uncertainty around the globe.

Finally, the Fund's slightly lower-than-average maturity in February helped performance as interest rates moved higher on a wave of strong economic data. These included high consumer confidence, a sharp increase in consumer spending and a robust Gross Domestic Product report for the fourth quarter of 1998.

For the period, the Federal Reserve Board broke from its neutral monetary policy and reduced short-term interest rates in September, October and November. The September rate cut was the first time that the Fed made a change in interest rates since March of 1997.


Where the Fund May Be Headed

Looking ahead, we expect interest rates to remain in a trading range. While the economy may continue to show strength, we believe the lingering threat of further economic troubles outside the U.S. will keep rates from rising significantly. Additionally, the inflationary environment remains subdued.

As for our strategy, we intend to use any meaningful increase in interest rates as an opportunity to extend the Fund's average maturity and increase income to shareholders. As always, we will continue to focus on high-quality securities that meet our strict investment criteria.

                        Chase Vista Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments          (98.6%)
Cash/Other            (1.4%)

Average Annual Total Returns
This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                             --------------     --------------     ---------------
 Class A Shares
  Without Sales Charge              5.62%            5.98%               8.53%
  With Sales Charge*                0.87%            5.01%               8.03%
 Class B Shares
  Without CDSC                      4.68%            5.13%               8.04%
  With CDSC**                      -0.32%            4.80%               8.04%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.
The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

 * The maximum sales charge for A shares is 4.50%.
** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.
+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been reinstated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                        Chase Vista Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

10-Year Performance
This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Visa Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE GRAPH OMITTED]
[PLOT POINTS FOR LINE GRAPH]

               Chase Vista       Lehman         Lipper New York
                New York          Muni            Tax Exempt
                Tax Free          Bond            Muni Debt
Date          Income Fund        Index            Funds Avg.

2/28/89          9550            10000             10000
2/28/90         10446.01         11025.88          10845.04
2/28/91         11321.30         12042.41          11680.92
2/29/92         12524.37         13245.89          12951.71
2/28/93         14713.24         15070.88          14924.70
2/28/94         15493.34         15855.52          15745.90
2/28/95         15586.43         16154.71          15663.42
2/29/96         17086.89         17939.89          17175.24
2/28/97         17943.32         18928.37          17936.49
2/28/98         19631.35         20661.68          19532.42
2/28/99         20885.82         21982.73          20548.07


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average from February 28, 1989 to February 28, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 267 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)


Principal
Amount       Issuer                                         Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- 92.4%
----------------------------------------------------------------------
             Alabama -- 2.5%
$ 2,000      Birmingham, Alabama, Water & Sewer,
             Ser. A, Warrants, Ser. A, Rev., 4.75%,
             01/01/29                                      $ 1,870
                                                           -------
             California -- 8.3%
    150      California Board of Regents, UCLA,
             Educational Facilities Authority, Rev.,
             7.00%, 09/01/00 -                                 162
    150      California Educational Facilities Authority,
             Pepperdine Univ., Rev., 7.20%,
             11/01/15                                          163
    150      Orange County Water District, COP,
             5.75%, 08/15/14                                   155
  2,500      San Francisco, California, City & County
             Community International Airport,
             Second Ser., Issue 18A, Rev., 5.25%,
             05/01/12                                        2,635
  2,800      South Orange County Public Financing
             Authority, Senior Lien, Ser. A, Rev.,
             6.20%, 09/01/13 @                               3,108
                                                           -------
                                                             6,223
                                                           -------
             Connecticut -- 2.2%
  1,700      Mashantucket Western Pequot Tribe
             Connecticut, Special Rev., Ser. A, Rev.,
             5.50%, 09/01/28                                 1,666
                                                           -------
             Delaware -- 2.8%
  2,000      Delaware Transportation Authority,
             Transportation Systems, Ser. A, Rev.,
             5.25%, 07/01/12                                 2,085
                                                           -------
             Georgia -- 9.4%
  2,000      Fulton County, Georgia, School District,
             GO, 5.25%, 01/01/15                             2,113
  2,000      Georgia State, GO, 4.00%, 07/01/12              1,910
  2,700      Municipal Electric Authority of Georgia,
             Project One, Sub-Ser. A, Rev., 6.25%,
             01/01/14 @                                      3,026
                                                           -------
                                                             7,049
                                                           -------


                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                      Value
-------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
             Illinois -- 0.3%
$  150       Chicago O'Hare Intl. Airport, Ser. A,
             Rev., 7.50%, 01/01/03                       $  157
    65       Illinois Housing Development Authority,
             Ser. A, Rev., 8.00%, 06/01/26                   68
                                                         ------
                                                            225
                                                         ------
             Kansas -- 5.3%
 3,500       Kansas City, Kansas, Utility System, Rev.,
             6.38%, 09/01/04 -                            3,947
                                                         ------
             Maryland -- 0.1%
   105       Maryland State Community Development
             Administration, Housing &
             Community Development, Single
             Family, 2nd Series, Rev., 7.60%,
             04/01/23                                       110
                                                         ------
             Massachusetts -- 3.0%
    55       Massachusetts State Housing Finance
             Authority, Rev., 7.75%, 12/01/20                57
   930       Massachusetts State, Water Pollution
             Abatement Trust, New Bedford
             Program, Ser. A, Rev., 5.25%,
             02/01/12                                       989
 1,000       New England Education Loan Marketing
             Corp., Massachusetts Student Loan,
             Sub-Issue H, Rev., 6.90%, 11/01/09           1,159
                                                         ------
                                                          2,205
                                                         ------
             Michigan -- 2.2%
 1,000       Michigan State Housing Authority, Rental
             Housing, Ser. B, Rev.,7.55%, 04/01/23        1,068
   500       Wayne County Building Authority, Ser. A,
             GO, 8.00%, 03/01/02 -                          569
                                                         ------
                                                          1,637
                                                         ------
             Missouri -- 1.1%
   720       Sikeston Missouri Electric, Rev., 6.00%,
             06/01/16                                       821
                                                         ------

                         See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                     Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
             Montana -- 1.6%
$ 1,100      Montana State, Long Range Building
             Program, Ser. D, GO, 5.38%,
             08/01/12                                  $ 1,167
                                                       -------
             Nevada -- 0.2%
    110      Nevada Housing Division, Single Family,
             Rev., 8.20%, 10/01/19                         120
                                                       -------
             New Jersey -- 6.9%
  3,455      Middletown, New Jersey, Board of
             Education, GO, 5.80%, 08/01/20 @            3,690
  1,500      New Jersey State, Educational Facilities
             Authority, Fairleigh Dickinson
             University, Series G, Rev., 5.70%,
             07/01/28                                    1,487
                                                       -------
                                                         5,177
                                                       -------
             New York -- 17.6%
  2,000      Long Island Power Authority, New York,
             Electric Systems, Series A, Rev., 5.50%,
             12/01/13                                    2,187
  2,450      New York City, New York, Ser. A, GO,
             6.25%, 08/01/09                             2,764
    500      New York State, Dorm Authority, Mt. St.
             Vincent College, Rev., 7.00%,
             05/01/08                                      546
  1,700      New York State, Dorm Authority, New
             York University Educational Facilities,
             Series A, Rev., 5.75%, 07/01/27             1,906
  5,000      Port Authority, New York & New Jersey,
             Consolidated-Ninety-Third Ser., Rev.,
             6.13%, 06/01/94                             5,770
                                                       -------
                                                        13,173
                                                       -------
             Ohio -- 6.3%
  4,000      Cleveland, Ohio, Public Power System
             First Mortgage, Ser. A, Rev., 7.00%,
             11/15/04 @, -                               4,712
                                                       -------


                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                     Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
             Oklahoma -- 3.5%
$ 2,500      Oklahoma State, Turnpike Authority,
             Second Ser., Ser. A, Rev., 5.25%,
             01/01/13                                  $ 2,638
                                                       -------
             Pennsylvania -- 4.7%
  3,000      Delaware Valley, Pennsylvania, Regional
             Finance Authority, Local Government,
             Ser. A, Rev., 5.50%, 08/01/28               3,249
    230      New Castle Pennsylvania Area Hospital
             Authority, St. Francis Hospital, Ser. A,
             Rev., 6.50%, 11/15/17                         242
                                                       -------
                                                         3,491
                                                       -------
             Puerto Rico -- 0.1%
     75      Puerto Rico Urban Renewal & Housing,

             Rev., 7.88%, 10/01/04                          78
                                                       -------
             South Carolina -- 5.4%
  3,500      Piedmont Municipal Power Agency, South
             Carolina, Electric, Ser. A, Rev., 6.60%,
             01/01/21                                    3,509
    250      South Carolina Housing Finance &
             Development Authority, Fairway Apts.
             Project, Rev., 7.63%, 04/01/33                262
    250      South Carolina Housing Finance &
             Development Authority, Ser. B, Rev.,
             7.80%, 07/01/09                               256
                                                       -------
                                                         4,027
                                                       -------
             South Dakota -- 0.1%
    100      South Dakota Housing Development
             Authority, Ser. A, Rev., 5.88%,
             05/01/12                                      104
                                                       -------
             Utah -- 0.4%
    250      Utah State Board of Regents, Student
             Loan, Ser. F, Rev., 7.45%,
             11/01/08                                      270
                                                       -------
             Virgin Islands -- 4.1%
  3,000      Virgin Islands Public Finance Authority,
             Series B, Rev., 5.50%, 10/01/22             3,043
                                                       -------

                         See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                     Value
---------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------
             Virginia -- 3.9%
$17,000      Pocahontas Parkway Association, Virginia,
             Toll Road, Series B, Rev., 0.00%,
             08/15/29                                   $ 2,894
                                                        -------
             Washington -- 0.4%
    250      Washington State Public Power Supply,
             Nuclear Project, Ser. B, Rev., 7.25%,
             07/01/09                                       297
---------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $65,751)                             $69,029
---------------------------------------------------------------
Short Term Investments--6.8%
---------------------------------------------------------------
             Floating Rate Demand Note -- 1.6%
  1,200      California State, Floating Rate Receipts,
             SG 86, 3.15%, 03/01/99
             (Cost $1,200)                                1,200
    Shares
             Money Market Funds -- 5.2%
  3,261      Provident Municipal Cash Money Market
             Fund                                         3,261
    617      Provident Municipal Money Market Fund          617
                                                        -------
             Total Money Market Funds
             (Cost $3,878)                                3,878
---------------------------------------------------------------
             Total Short Term Investments
             (Cost $5,078)                                5,078
---------------------------------------------------------------
             Total Investments -- 99.2%
             (Cost $70,829)                             $74,107
---------------------------------------------------------------


Index:
-              --   The maturity date shown is the date of the prerefunded call.
@              --   All or a portion of this security is segregated.
COP            --   Certificate of Deposit.
Dorm           --   Dormitory
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
GO             --   General Obligation Bond.
Rev.           --   Revenue Bond

                       See notes to financial statements.

                   Chase Vista New York Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                      Objective      Income exempt from federal and
                                     New York state and city taxes*
             Primary investments     New York municipal bonds
 Suggested investment time frame     3-5 years minimum
                Market benchmark     Lehman Municipal Bond Index
           Lipper Funds category     NY Tax Exempt Municipal Debt

                                     Funds Average
                                     Class A          Class B
                                     --------------   ------------
                  Inception date     9/8/87           11/4/93
                Newspaper symbol     NY TF            not listed
                      Net assets     $113 Million     $15 Million
                Average maturity     18.2 years       18.2 years
                Average duration     7.4 years        7.4 years
                 Average quality     A/A              A/A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality


[BOX CHART OMITTED]

+---+---+---+
|   |   | X |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

                   Chase Vista New York Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How the Fund Performed
Chase Vista New York Tax Free Income Fund, which seeks to provide triple tax exempt income through a portfolio of higher quality longer-term municipal bonds, had a total return of 1.99% for the year ended February 28, 1999. (Class A shares, without a sales charge). This compares to a return of 1.92% for the Lipper New York Tax Exempt Municipal Debt Funds Average and 2.62% for the Lehman Municipal Bond Index.


How the Fund Was Managed
High new issue supply volume of New York municipal securities weighed on the market throughout much of the period. New York City obligations were among the Fund's better performers, helped by credit upgrades during the first half of 1998. The Fund's exposure to Puerto Rico general obligation and U.S. territorial paper had a modest impact on Fund performance.

Early in the period, management extended the Fund's average maturity in anticipation of a decline in interest rates due to the economic and currency crisis in Russia. This strategy proved beneficial to shareholders as interest rates declined sharply due to investor concerns that the crisis would lead to a major global economic slowdown.

As the problems in Russia started to subside, we shortened the Fund's average maturity due to our belief that interest rates would stabilize. This decision served to protect shareholders as rates began to rise before retreating once again in January due to the financial crisis in Brazil. It also proved effective late in February as rates spiked due to a spate of stronger-than-expected economic data. These included the highest consumer confidence report ever and a revised Gross Domestic Product report for the fourth quarter of 1998 that was the best in more than two years.

For the period, the Federal Reserve Board broke from its neutral monetary policy and reduced short-term interest rates in September, October and November. The September rate cut was the first time that the Fed made a change in interest rates since March of 1997.


Where the Fund May Be Headed
Our outlook for the Fund is favorable. The oversupply problem in New York municipal bonds is beginning to diminish, which should be positive for these securities in the months ahead. We also believe interest rates are likely to stay in a trading range going forward.

Given this backdrop, we intend to maintain our current investment strategy, focusing on high-quality municipal securities that meet our strict investment criteria. Any further upward move in rates is likely to be viewed as a potential opportunity to extend the Fund's average maturity and provide shareholders with a higher level of income.

                   Chase Vista New York Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments   (98.4%)
Cash/Other     (1.6%)

Average Annual Total Returns
This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                             --------------     --------------     ---------------
 Class A Shares
  Without Sales Charge              5.37%            5.95%               8.03%
  With Sales Charge*                0.63%            4.98%               7.54%
 Class B Shares
  Without CDSC                      4.44%            5.11%               7.58%
  With CDSC**                      -0.55%            4.78%               7.58%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.
The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

 * The maximum sales charge for A shares is 4.50%.
** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.
+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                   Chase Vista New York Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

10-Year Performance
This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista New York Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE GRAPH OMITTED]
[PLOT POINTS FOR THE LINE GRAPH]

            Chase Vista     Lehman      Lipper General
             Tax Free        Muni          Muni Debt
            Income Fund   Bond Index       Funds Avg.
            -----------   ----------       ----------
1989         9550           10000          10000
1990         10447.5        11025.9        10885.1
1991         11420.5        12042.4        11767.9
1992         12820.4        13245.9        12964.8
1993         15358.1        15070.9        14814.5
1994         16193.1        15855.5        15596.4
1995         16247.5        16154.7        15688
1996         17851.2        17939.9        17234.6
1997         18783.2        18928.4        18008.5
1998         20502.8        20661.7        19640
1999         21654.7        21932.1        20596.7

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista New York Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Tax Exempt Municipal Debt Funds Average from February 28, 1989 to February 28, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect investment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.
The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Tax Exempt Municipal Debt Funds Average represents the average performance of a universe of 100 actively-managed New York tax-exempt municipal bond mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)


Principal
Amount       Issuer                                     Value
------------------------------------------------------------------
Long Term Municipal Bonds -- 96.5%
------------------------------------------------------------------
$ 1,500      Long Island Power Authority, New York,
             Electric Systems, Rev., 4.25%,
             04/01/00                                 $  1,514
  2,000      Long Island Power Authority, New York,
             Electric Systems, Ser. A, Rev., 5.50%,
             12/01/11                                    2,197
  4,000      Long Island Power Authority, New York,
             Electric Systems, Ser. A, Rev., 5.50%,
             12/01/13                                    4,373
  1,000      Metropolitan Transit Authority, New
             York, Dedicated Tax Fund, Ser. A, Rev.,
             4.75%, 04/01/28                               949
    550      Monroe County IDA, Public
             Improvement, Canal Ponds Park, Ser.
             A, Rev., 7.00%, 06/15/13                      606
  2,480      Monroe County, New York, Public
             Improvement, Ser. A, GO, 6.00%,
             03/01/08                                    2,820
  3,260      Nassau County, New York, Ser. P, GO,
             6.40%, 11/01/08                             3,745
  3,665      Nassau County, New York, Ser. P, GO,
             6.40%, 11/01/09                             4,226
  1,000      New York City, GO, 3.00%,
             08/01/01                                      990
  1,000      New York City, Escrowed to Maturity,
             GO, 7.50%, 02/01/03                         1,110
  1,750      New York City, New York IDA, Civil
             Facilities, Horace Mann School Project,
             Rev., 5.00%, 07/01/18                       1,729
  1,430      New York City, New York IDA, Civil
             Facility, New York Blood Center, Inc.,
             Rev., 7.20%, 05/01/04 -                     1,642
  1,500      New York City, New York IDA, Civil
             Facility, YMCA Greater New York
             Project, Rev., 5.80%, 08/01/16              1,579

                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
  Amount     Issuer                                   Value
----------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
----------------------------------------------------------------
$ 735        New York City, New York, City
             Municipal Water Financing Authority
             Water & Sewer Systems, Unrefunded
             Balance, Ser. A, Rev., 7.00%, 06/15/09   $  797
3,010        New York City, New York, Industrial
             Development Agency, Brooklyn Navy
             Yard Cogen Partners, Rev., 6.20%,
             10/01/22                                  3,363
1,000        New York City, New York, Ser A, GO,
             6.25%, 08/01/08                           1,139
  160        New York City, New York, Ser F, GO,
             8.25%, 11/15/02                             180
5,000        New York City, New York, Ser J, GO,
             5.35%, 08/01/12                           5,292
  860        New York State Housing Finance Agency,
             Unrefunded Balance, Rev., 8.00%,
             11/01/08                                    925
  300        New York State Housing Finance
             Authority, Rev., 6.95%, 08/15/12            326
  745        New York State Medical Care Facilities
             Financing Authority, Insured Mortgage,
             Rev., 7.88%, 08/15/00 @, -                  802
   25        New York State Medical Care Facilities
             Financing Authority, Insured Mortgage,
             Rev., 8.00%, 02/15/28                        26
1,000        New York State Municipal Bond, Buffalo
             Special Project, Rev., 6.88%, 03/15/06    1,083
4,615        New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridge Transportation Fund, Series C,
             Rev., 5.25%, 04/01/10                     4,941
2,500        New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridges, Rev., 6.00%, 04/01/11            2,776
2,205        New York State Urban Development
             Corp., Center for Individual
             Innovation, Rev., 5.50%,
             01/01/13                                  2,367


                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                     Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 500        New York State, Dorm Authority, Mt. St.
             Vincent College, Rev., 7.00%,
             05/01/08                                    $ 546
2,550        New York State, Dorm Authority, Niagara
             Nursing Home, Rev., 5.55%, 08/01/27         2,667
1,000        New York State, Dorm Authority, Office
             of General Services, Rev, 5.25%,
             04/01/08                                    1,062
1,000        New York State, Dorm Authority, Office
             of General Services, Rev, 5.25%,
             04/01/09                                    1,060
1,040        New York State, Dorm Authority, Office
             of General Services, Rev, 5.25%,
             04/01/10                                    1,099
1,100        New York State, Dorm Authority, Office
             of General Services, Rev, 5.25%,
             04/01/11                                    1,155
2,000        New York State, Dorm Authority, State
             University Educational Facilities, Ser. A,
             Rev, 4.75%, 05/15/25                        1,902
1,275        New York State, Dorm Authority, State
             University Educational Facilities, Ser. A,
             Rev., 6.00%, 05/15/10                       1,443
3,000        New York State, Environmental Facilities
             Corp., Pollution Control, State Water,
             Revolving Fund, New York City
             Municipal Water Authority, Rev.,
             5.75%, 06/15/12                             3,359
  705        New York State, Environmental Facilities
             Corp., Pollution Control, State Water,
             Revolving Fund, Ser. A, Rev., 7.25% ,
             06/15/10                                      772
4,005        New York State, Local Government
             Assistance Corp., Ser. A, Rev., 5.25%,
             04/01/16                                    4,209
5,000        Niagara New York Frontier Transportation
             Authority, Greater Buffalo International
             Airport, Rev., 5.75%, 04/01/04 @            5,407

                         See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                      Value
-------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 5,000      Port Authority, New York & New Jersey,
             Consolidated-Ninety-Third Ser. Rev.,
             6.13%, 06/01/94                            $ 5,770
  3,000      Port Authority, New York & New Jersey,
             Special Obligation, 3rd Installment,
             Special Project, KIAC-4, Rev., 7.00%,
             10/01/07                                     3,324
  2,000      Puerto Rico Commonwealth, GO,
             6.00%, 07/01/16                              2,296
  3,000      Puerto Rico Commonwealth, Highway &
             Transportation Authority, Ser. A, Rev.,
             4.75%, 07/01/38                              2,842
  3,500      Puerto Rico Commonwealth, Public
             Improvements, GO, 5.25%,
             07/01/15                                     3,673
  2,000      Puerto Rico Industrial Med. &
             Environmental Pollution Facilities
             Financing Authority, Rev., 6.45%,
             12/01/25                                     2,196
  5,000      Rensselaer New York Municipal Leasing
             Corp., Rensselaer County Nursing
             Home, Rev., 6.90%, 06/01/24 @                5,485
  2,000      Suffolk County, New York, IDA,
             Nissequogue Cogen Partners Facility,
             Rev., 5.50%, 01/01/23                        2,006
  2,980      Triborough Bridge & Tunnel Authority,
             New York, General Purpose, Ser. A,
             Rev., 5.13%, 01/01/18                        3,023
  1,000      Triborough Bridge & Tunnel Authority,
             New York, Special Obligation, Ser. A,
             Rev., 6.60%, 01/01/05                        1,072
  1,000      Virgin Islands Water & Power Authority
             Electric System, Rev., 5.30%, 07/01/18       1,006
  1,000      Virgin Islands Water & Power Authority
             Electric System, Rev., 5.30%, 07/01/21       1,003
  5,000      Virgin Islands, Public Finance Authority,
             Series B Rev., 5.50%, 10/01/22               5,072


                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                      Value
-------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 1,150      Virgin Islands, Public Finance Authority,
             Ser. A, Rev., 7.25%, 10/01/18              $ 1,310
  1,050      Westchester County New York IDA, AGR
             Realty Co., Rev., 5.75%, 01/01/02            1,090
  2,000      Westchester County New York IDA,
             Resource Recovery, Resco Co. Project,
             Ser. A, Rev., 5.70%, 07/01/08                2,174
  1,150      Westchester County, GO, 6.70%,
             11/01/06                                     1,352
  1,000      Western Nassau County, New York, Water
             Authority Water Systems, Rev., 5.50%,
             05/01/16                                     1,053
  2,000      Western Nassau County, New York, Water
             Authority Water Systems, Rev., 5.65%,
             05/01/26                                     2,120
-------------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $118,129)                            124,045
-------------------------------------------------------------------
Short Term Investments -- 2.2%
-------------------------------------------------------------------

 Shares                                            Value
-------------------------------------------------------------------
           Money Market Funds -- 2.2%
 2,765     Provident New York Money Market Fund
           (Cost $2,765)                         $  2,765
-------------------------------------------------------------------
           Total Investments -- 98.7%
           (Cost $120,894)                       $126,810
-------------------------------------------------------------------


Index:
-       --   The maturity date shown is the date of the prerefunded call.
@       --   All or a portion of this security is segregated.
Dorm    --   Dormitory
GO,     --   General Obligation Bond.
IDA     --   Industrial Development Agency.
Rev,    --   Revenue Bond

                       See notes to financial statements.

            Chase Vista California Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                       Objective     Income exempt from federal and
                                     California state taxes*
             Primary investments     California municipal bonds
 Suggested investment time frame     3-5 years minimum
                Market benchmark     Lehman Municipal Bond Index
                                     Lehman California Intermediate
                                     Municipal Bond Index
           Lipper Funds category     California Intermediate Municipal Debt
                                     Funds Average

                                     Class A
                                     -------
                  Inception date     7/16/93
                Newspaper symbol     CA TF Int
                      Net assets     $25 Million
                Average maturity     9.7 years
                Average duration     6.1 years
                 Average quality     Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.



Average Maturity/Quality

[BOX CHART OMITTED]

+---+---+---+
|   |   | X |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

            Chase Vista California Intermediate Tax Free Income Fund
                             as of February 28, 1999
                                   (unaudited)

How the Fund Performed
Chase Vista California Intermediate Tax Free Income Fund, which seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 2.49% for the six months ended February 28, 1999. (Class A Shares without a sales charge). This compares to a return of 2.37% for the Lipper California Intermediate Municipal Debt Funds Average and 2.94% for the Lehman California Intermediate Municipal Bond Index.


How the Fund Was Managed
The six-month period ended February 28, 1999 was punctuated by market volatility and a slight upward move in interest rates. For the reporting period, the yield on the 10-year Treasury bond, a key benchmark of intermediate-term interest rate activity, rose from 5.06% on September 1, 1998 to 5.28% on February 28, 1999.

Throughout the period, the Fund benefited from the relatively strong demand for California municipal bonds. The Fund's investment in non-callable bonds also proved rewarding. This enabled us to avoid having to reinvest proceeds from bonds called prior to maturity at lower interest rates.

Key strategy decisions regarding the portfolio's average maturity contributed favorably to investment results. Early in the period, we extended the Fund's average maturity as rates fell sharply due to fears of global economic uncertainty brought on by the Russian financial crisis, gyrations in the value of the dollar and a worsening trade balance.

Late in 1998, we shortened the average maturity before rates soared due to stronger-than-expected economic data. In addition to the lowest inflation rate in a generation and the highest consumer confidence rate ever, the revised Gross Domestic Product report for the fourth quarter of 1998 (6.1%) was the best in more than two years.

For the period, the Federal Reserve Board broke from its neutral monetary policy and reduced short-term interest rates in September, October and November. The September rate cut was the first time that the Fed made a change in interest rates since March of 1997.


Where the Fund May Be Headed
In the months ahead, we expect interest rates to stay in a trading range. We also believe the Fed will continue its neutral monetary policy, barring a sharp increase in domestic economic activity or a dramatic economic event outside the United States that would pose a threat to global economic growth.

As for the Fund, we continue to have a favorable outlook because supply/demand dynamics still favor California municipal securities. Given this backdrop, we intend to maintain our current strategy, focusing on high-quality issuers with relatively attractive yields.

            Chase Vista California Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments   (98.7%)
Cash/Other     (1.3%)

Average Annual Total Returns
This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                 1 Year          5 Years       Inception (7/16/93)
                             ------------     ------------     -------------------
 Class A Shares
  Without Sales Charge          5.67%             5.94%                 5.64%
  With Sales Charge*            0.91%             4.97%                 4.78%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*The maximum sales charge for A shares is 4.50%.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

            Chase Vista California Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Life of Fund Performance
This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista California Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.



[LINE GRAPH OMITTED]
[PLOT POINTS FOR THE LINE GRAPH]

             Chase Vista         Lipper            Lehman
             California         California       California
             Intermediate      Intermediate      Intermediate         Lehman
               Tax Free         Muni Debt         Muni Bond          Muni Bond
             Income Fund        Funds Avg.          Index              Index
             ------------      ------------      ------------        ----------
1993            9550              10000             10000             10000
1994            9721.31           10156.3           10251.2           10223.5
1995            10370.9           10956.6           11097.8           10794.5
1996            11004.6           11678.2           11707.7           11379.9
1997            11978.5           12878.7           12816.4           12319.2
1998            12558.1           13649.7           13457.8           12858.7
1999            13091.8           14224             14080.6           13358.1


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista California Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman California Intermediate Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Average from July 16, 1993 to February 28, 1999. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman California Intermediate Municipal Bond Index is a total return performance benchmark for the California investment grade tax exempt bond market. Bonds included in the Lehman California Intermediate Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper California Intermediate Municipal Debt Funds Average represents the average performance of a universe of 29 actively-managed California tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)


Principal
Amount       Issuer                                      Value
-------------------------------------------------------------------
Long Term Municipal Bonds -- 88.1%
-------------------------------------------------------------------
$ 1,500      California State, Department Water
             Resources Center, VY Project, Water
             Systems, Ser. U, Rev., 5.00%, 12/01/09     $ 1,603
    250      California State, Public Works Board,
             Lease Revenue, Ser. A, Rev., 6.00%,
             09/01/01                                       266
  1,850      Contra Costa California Water District,
             Ser. G, Rev., 5.75%, 10/01/14 @              2,020
  1,995      Fallbrook California, United High School
             District, San Diego County, GO,
             5.38%, 09/01/12                              2,183
  1,000      Franklin-McKinley, California School
             District, GO, 6.00%, 07/01/16 @              1,141
  1,000      Irvine, California, Public Facilities &
             Infrastructure Authority, Assessment
             Ser. A, Rev., 4.50%, 09/02/12                  999
  1,010      La Mesa-Spring Valley, California, School
             Districts, Capital Projects Refinancing,
             COP, 5.50%, 09/01/11                         1,112
    375      Los Angeles, California, Union School
             District, Ser. A, GO, 6.00%, 07/01/15          429
  1,000      Los Angeles County, California,
             Transition Community, Sales Tax,
             Proposition C, Second Sr., Ser. A, Rev.,
             5.88%, 07/01/02                              1,074
  1,000      Metropolitan Water District, Southern
             California, Waterworks, Ser. A, Rev.,
             5.75%, 07/01/21                              1,128
    340      Northern California, Power Agency,
             Public Power, Escrowed to Maturity,
             Ser. A, Rev., 5.80%, 07/01/09                  388
    660      Northern California, Power Agency,
             Public Power Authority, Unrefunded
             Balance, Ser. A, Rev., 5.80%, 07/01/09         746
  1,000      Puerto Rico Commonwealth, Public
             Improvements, GO, 5.00%, 07/01/05            1,063

                       See notes to financial statements.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                      Value
-------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
$ 1,000      Redwood City, California, Elementary
             School District, GO, 5.00%,
             08/01/16 @                                 $ 1,025
  1,000      San Bernardino County, California,
             Medical Center Financing Project, Ser.
             A, COP, 5.88%, 08/01/26                      1,134
  1,000      San Francisco California, City & County
             Airport, Community International
             Airport, Second Series, Issue 18A, Rev.,
             6.00%, 05/01/04                              1,098
  1,000      Santa Clara County, California, Financing
             Authority, Lease, Ser. A, Rev., 5.75%,
             11/15/13                                     1,129
  1,200      South Orange County Public Financing
              Authority, Senior Lien, Ser. A, Rev.,
             6.20%, 09/01/13                              1,332
  1,000      University of California, UC Medical
             Center, Rev., 10.00%, 07/01/06               1,368
    705      Valley Health Systems California
             Hospital, Improvement Project, Ser. A,
             Rev., 5.25%, 05/15/99                          708
-------------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $21,051)                              21,946
-------------------------------------------------------------------
Short Term Investments -- 11.1%
-------------------------------------------------------------------
             Floating Rate Demand Notes -- 8.9%
    200      Anaheim California, Police Facilities
             Refinancing Project, COP, 2.50%,
             03/03/99                                       200
    500      California Pollution Control Financing
             PCR, Pacific Gas & Electric, Ser. F,
             Rev., 3.10%, 03/01/99                          500
  1,000      Irvine Ranch, California Water District,
             Improvement District No. 182, Ser. A,
             GO, 3.00%, 03/01/99                          1,000

                       See notes to financial statements.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


 Principal
  Amount     Issuer                                        Value
-------------------------------------------------------------------
Short Term Investments -- (continued)
-------------------------------------------------------------------
   $ 500     Orange County California Water District,
             Project B, Rev., 3.15%, 03/01/99          $   500
                                                       -------
             Total Floating Rate Demand Notes
             (Cost $2,200)                               2,200
-------------------------------------------------------------------

 Shares
           Money Market Fund -- 2.2%
   555     Provident California Money Market Fund       555
           (Cost $555)
-------------------------------------------------------------------
           Total Short Term Investments
           (Cost $2,755)                              2,755
-------------------------------------------------------------------
           Total Investments -- 99.2%
           (Cost $23,806)                           $24,701
-------------------------------------------------------------------

Index:
-              --   The maturity date shown is the date of the prerefunded call.
28
@              --   All or a portion of this security is segregated.
COP            --   Certificate of Participation.
Floating Rate
Demand Notes   --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
GO,            --   General Obligation Bond.
PCR            --   Pollution Control Revenue.
Rev,           --   Revenue Bond


                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities February 28, 1999 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)
--------------------------------------------------------------------------------

                                                                               California
                                                                New York      Intermediate
                                                Tax Free        Tax Free        Tax Free
                                              Income Fund     Income Fund         Fund
                                             -------------   -------------   -------------
ASSETS:
  Investment securities, at value (Note 1)      $74,107        $126,810        $ 24,701
  Other assets ...........................            9               1               3
  Receivables:
   Interest ..............................          894           1,880             320
   Fund shares sold ......................           73              86              --
   Other .................................           39              46               2
                                                -------        --------        --------
     Total Assets ........................       75,122         128,823          25,026
                                                -------        --------        --------
LIABILITIES:
  Payables
   Fund shares redeemed ..................          301              93              34
   Dividends .............................           80             108              37
  Accrued liabilities: (Note 2)
   Investment advisory fees ..............            3              25              --
   Administration fees ...................            9              15               2
   Shareholder servicing fees ............            8              13              --
   Distribution fees .....................            9               9              --
   Custody fees ..........................           14              23              11
   Other .................................           30              51              31
                                                -------        --------        --------
     Total Liabilities ...................          454             337             115
                                                -------        --------        --------
NET ASSETS:

 Paid in capital .........................       71,322         122,023          23,520
 Accumulated undistributed net
  investment income ......................          (98)            (55)            188
 Accumulated net realized gain on
  investment transactions ................          166             602             308
 Net unrealized appreciation of
  investments ............................        3,278           5,916             895
                                                -------        --------        --------
Net Assets: ..............................      $74,668        $128,486        $ 24,911
                                                =======        ========        ========
Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized)
  Class A Shares .........................        4,664           9,408           2,440
  Class B Shares .........................        1,153           1,260              --

Class A:
 Net asset value and redemption
  price per share (net assets/shares
  outstanding) ...........................      $ 12.85        $  12.05        $  10.21
 Maximum offering price per share
  (net asset value per share/95.5%)             $ 13.46        $  12.62        $  10.69
Class B:
 Net asset value and maximum
  offering price per share (net
  assets/shares outstanding) .............      $ 12.78        $  12.02        $     --
                                                =======        ========        ========
 Cost of investments .....................      $70,829        $120,894        $ 23,806
                                                =======        ========        ========


                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended Feb. 28, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                                            California
                                                                             New York      Intermediate
                                                             Tax Free        Tax Free        Tax Free
                                                           Income Fund     Income Fund         Fund
                                                          -------------   -------------   -------------
INTEREST INCOME: (Note 1C) ............................      $ 1,918         $ 3,210         $  556
                                                             -------         -------         ------
EXPENSES: (Note 2)
  Investment advisory fees ............................          111             188             36
  Administration fees .................................           55              94             18
  Shareholder servicing fees ..........................           92             157             30
  Distribution fees ...................................          130             194             30
  Custodian fees ......................................           37              39             18
  Printing and postage ................................           12              24              4
  Professional fees ...................................           16              20             16
  Registration costs ..................................           15              --              5
  Transfer agent fees .................................           59              64             17
  Trustees fees and expenses ..........................            2               3              1
  Other ...............................................            4               2              1
                                                             -------         -------         ------
    Total expenses ....................................          533             785            176
  Less amounts waived (Note 2E) .......................          189             247            103
                                                             -------         -------         ------
    Net expenses ......................................          344             538             73
                                                             -------         -------         ------
     Net investment income ............................        1,574           2,672            483
                                                             -------         -------         ------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   Net realized gain ( loss) on:
    Investments .......................................          610             846            348
    Futures transactions ..............................         (134)           (214)           (37)
   Change in net unrealized appreciation/
    depreciation on investments .......................         (698)           (937)          (182)
                                                             -------         -------         ------
   Net realized and unrealized gain (loss) on
    investments and futures transactions ..............         (222)           (305)           129
                                                             -------         -------         ------
   Net increase in net assets from operations .........      $ 1,352         $ 2,367         $  612
                                                             =======         =======         ======



                       See notes to financial statements.

--------------------------------------------------------------------------------


                               Chase Vista Funds
                Statement of Changes in Net Assets (unaudited)
                             (Amounts in Thousands)
                       See notes to financial statements.

                                                                                                                  California
                                                                                         New York                Intermediate
                                                             Tax Free                    Tax Free                  Tax Free
                                                            Income Fund                Income Fund                   Fund
                                                     -------------------------  -------------------------- ------------------------
                                                       09/01/98                    09/01/98                  09/01/98
                                                        through    Year Ended      through     Year Ended     through    Year Ended
                                                       02/28/99      8/31/98       02/28/99      8/31/98     02/28/99     8/31/98
                                                     ------------ ------------  ------------- ------------ ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............................   $  1,574     $  3,230      $   2,672    $   4,750     $    483    $  1,056
 Net realized gain on investments and futures
  transactions .....................................        476        1,721            632        1,444          311         318
 Change in net unrealized appreciation/depreciation
  on investments and futures .......................       (698)       1,732           (937)       3,152         (182)        453
                                                       --------     --------      ---------    ---------     --------    --------
 Increase in net assets from operations ............      1,352        6,683          2,367        9,346          612       1,827
                                                       --------     --------      ---------    ---------     --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A ..........................................     (1,307)      (2,723)        (2,413)      (4,223)        (484)     (1,054)
  Class B ..........................................       (267)        (510)          (259)        (514)          --          --
 Net realized gain on investment transactions:
  Class A ..........................................         --           --           (960)        (847)        (317)       (238)
  Class B ..........................................         --           --           (134)        (137)          --          --
                                                       --------     --------      ---------    ---------     --------    --------
   Total dividends and distributions ...............     (1,574)      (3,233)        (3,766)      (5,721)        (801)     (1,292)
                                                       --------     --------      ---------    ---------     --------    --------
 Increase (decrease) from capital share
  transactions (Note 5) ............................     (1,486)      (3,413)         4,212       25,339        1,104      (2,064)
                                                       --------     --------      ---------    ---------     --------    --------
  Total increase (decrease) ........................     (1,708)          37          2,813       28,964          915      (1,529)
NET ASSETS:
  Beginning of period ..............................     76,376       76,339        125,673       96,709       23,996      25,525
                                                       --------     --------      ---------    ---------     --------    --------
  End of period ....................................   $ 74,668     $ 76,376      $ 128,486    $ 125,673     $ 24,911    $ 23,996
                                                       ========     ========      =========    =========     ========    ========

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed it's name to the Chase Vista Funds. Chase Vista Tax Free income Fund ("CVTFI"), Chase Vista New York Tax Free Income Fund ("CVNYTFI"), and Chase Vista California Intermediate Tax Free Fund ("CVCITF") (collectively the "Funds"), are three separate portfolios of the Trust.

The CVTFI and CVNYTFI Funds offer two classes of shares, referred to as Class A Shares and Class B Shares. Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are ac- counted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts --When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------
   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings, while maintaining a tax exempt income stream.

   As of February 28, 1999, the Funds had no outstanding futures contracts.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends are declared daily and distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class investment income, realized and unrealized gains and losses and expenses other than class specific expenses (such as transfer agent), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor" ) acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub- investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------
   Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and Sub-administration fees -- Pursuant to a Distribution and Sub- administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for CVTFI and CVNYTFI in accordance with Rule 12b-1 under the 1940 Act.

   The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% for Class B Shares. The Distributor voluntarily waived all or a portion of distribution fees as outlined in
   Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the six month period ended February 28, 1999, the Adviser, Administrator, Shareholder Servicing Agents and Distributor voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                      CVTFI     CVNYTFI     CVCITF
                                     -------   ---------   -------
   Investment Advisory ...........    $ 75        $ 32      $ 36
   Administration ................      --          --         7
   Shareholder Servicing .........      41          77        30
   Distribution ..................      73         138        30
                                      ----        ----      ----
                                      $189        $247      $103
                                      ====        ====      ====

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- The cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                            CVTFI      CVNYTFI      CVCITF
                         ----------   ---------   ----------
   Purchases .........   $35,323      $47,690     $11,556
   Sales .............    43,163       42,522      10,952

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------
4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 1999, are as follows (amounts in thousands):

                                                CVTFI       CVNYTFI         CVCITF
                                             ----------   -----------   -------------
   Aggregate cost ........................   $70,829      $120,894         $23,806
                                             -------      --------         -------
   Gross unrealized appreciation .........   $ 3,308      $  6,030         $   896
   Gross unrealized depreciation .........       (30)         (114)             (1)
                                             -------      --------         -------
   Net unrealized appreciation/
    (depreciation) .......................   $ 3,278      $  5,916         $   895
                                             =======      ========         =======

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows (amounts in thousands):

                                                Tax Free Income Fund
                                  -------------------------------------------------
                                                       Class A
                                  -------------------------------------------------
                                      09/01/98 Through
                                          02/28/99            Year Ended 8/31/98
                                  ------------------------ ------------------------
                                     Amount       Shares      Amount       Shares
                                  ------------ ----------- ------------ -----------
Shares sold .....................  $  26,098       2,026    $  38,661       3,059
Shares issued in reinvestment
  of distributions ..............        873          68        1,779         140
Shares redeemed .................    (27,833)     (2,160)     (45,007)     (3,560)
                                   ---------      ------    ---------      ------
Net increase (decrease) in
  Trust shares outstanding ......  $    (862)        (66)   $  (4,567)       (361)
                                   =========      ======    =========      ======

                                             Tax Free Income Fund
                                  ------------------------------------------
                                                   Class B
                                  ------------------------------------------
                                    09/01/98 Through
                                        02/28/99        Year Ended 8/31/98
                                  -------------------- ---------------------
                                     Amount    Shares     Amount     Shares
                                  ----------- -------- ----------- ---------
Shares sold .....................  $  2,293      178    $  3,265       259
Shares issued in reinvestment
  of distributions ..............       186       14         362        29
Shares redeemed .................    (3,103)    (242)     (2,473)     (197)
                                   --------     ----    --------      ----
Net increase (decrease) in
  Trust shares outstanding ......  $   (624)     (50)   $  1,154        91
                                   ========     ====    ========      ====

                                            New York Tax Free Income Fund
                                  -------------------------------------------------
                                                       Class A
                                  -------------------------------------------------
                                      09/01/98 Through
                                          02/28/99            Year Ended 8/31/98
                                  ------------------------ ------------------------
                                     Amount       Shares      Amount       Shares
                                  ------------ ----------- ------------ -----------
Shares sold .....................  $  25,601       2,115    $  45,437       3,787
Shares issued in reinvestment
  of distributions ..............      2,724         224        4,132         344
Shares redeemed .................    (24,630)     (2,031)     (25,061)     (2,084)
                                   ---------      ------    ---------      ------
Net increase (decrease) in
  Trust shares outstanding ......  $   3,695         308    $  24,508       2,047
                                   =========      ======    =========      ======

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

                                        New York Tax Free Income Fund
                                  ------------------------------------------
                                                   Class B
                                  ------------------------------------------
                                    09/01/98 Through
                                        02/28/99        Year Ended 8/31/98
                                  -------------------- ---------------------
                                     Amount    Shares     Amount     Shares
                                  ----------- -------- ----------- ---------
Shares sold .....................  $  1,788      148    $  2,898       242
Shares issued in reinvestment
  of distributions ..............       294       24         498        42
Shares redeemed .................    (1,565)    (129)     (2,565)     (214)
                                   --------     ----    --------      ----
Net increase (decrease) in
  Trust shares outstanding ......  $    517       43    $    831        70
                                   ========     ====    ========      ====

                                  Vista California Intermediate Tax Free Fund
                                  -------------------------------------------
                                    09/01/98 Through
                                        02/28/99        Year Ended 08/31/98
                                  -------------------- ---------------------
                                     Amount    Shares     Amount     Shares
                                  ----------- -------- ----------- ---------
Shares sold .....................  $  2,992      291    $  2,222       219
Shares issued in reinvestment
  of distributions ..............       251       24         564        56
Shares redeemed .................    (2,139)    (207)     (4,850)     (478)
                                   --------     ----    --------      ----
Net increase (decrease) in
  Trust shares outstanding ......  $  1,104      108    $ (2,064)     (203)
                                   ========     ====    ========      ====

6. Concentration of Credit Risk -- CVTFI, CVNYTFI and CVCITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, CVNYTFI and CVCITF primarily investing in issuers in the States of New York and California, respectively. As of February 28, 1999, CVTFI invested approximately 17.6% of its assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six-month period ended February 28, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows (amounts in thousands):

                                   Accrued
                      Pension      Pension
                     Expenses     Liability
                    ----------   ----------
CVTFI ...........     $  0.7       $  7.0
CVNYTFI .........        1.2          9.5
CVCITF ..........        0.2          2.3

8. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rate basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at February 28, 1999.

Chase Vista Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                    Tax Free Income Fund
                                           ----------------------------------------------------------------------
                                                                          Class A
                                           ----------------------------------------------------------------------
                                            09/01/98               Year Ended August 31,                11/1/93
                                             Through  -----------------------------------------------   Through
                                            02/28/99      1998        1997        1996        1995     8/31/94++
                                           ---------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....  $ 12.89    $ 12.32     $ 11.84     $ 11.85     $ 11.70     $  12.70
                                            -------    -------     -------     -------     -------     --------
 Income from Investment
  Operations:
  Net Investment Income ..................     0.28       0.56        0.58        0.58        0.58         0.48
  Net Gains or Losses in Securities
   (both realized and unrealized) ........    ( 0.04)     0.57        0.48       ( 0.01)      0.15       ( 0.85)
                                            --------   -------     -------     --------    -------     --------
  Total from Investment
   Operations ............................     0.24       1.13        1.06        0.57        0.73       ( 0.37)
                                            --------   -------     -------     --------    -------     --------
 Less Distributions:
  Dividends from Net Investment
   Income ................................     0.28       0.56        0.58        0.58        0.58         0.48
  Distributions from Capital Gains               --         --          --          --          --         0.15
                                            -------    -------     -------     -------     -------     --------
  Total Distributions ....................     0.28       0.56        0.58        0.58        0.58         0.63
                                            -------    -------     -------     -------     -------     --------
Net Asset Value, End of Period ...........  $ 12.85    $ 12.89     $ 12.32     $ 11.84     $ 11.85     $  11.70
                                            =======    =======     =======     =======     =======     ========
Total Return (1) .........................     1.91%      9.38%       9.14%       4.88%       6.53%      ( 2.99%)
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $    60    $     61    $    63     $    70     $    89     $     98
Ratios to Average Net Assets#:
 Expenses ................................     0.75%      0.80%       0.90%       0.90%       0.85%        0.58%
 Net Investment Income ...................     4.44%      4.44%       4.78%       4.83%       5.07%        4.75%
 Expenses Without Waivers and
  Assumption of Expenses .................     1.34%      1.31%       1.29%       1.46%       1.47%        1.29%
  Net Investment Income Without
  Waivers and Assumption
   of Expenses ...........................     3.85%      3.93%       4.39%       4.27%       4.45%        4.04%
Portfolio turnover rate ..................       49%       172%        147%        210%        233%         258%

                                                                        Tax Free Income Fund
                                           -------------------------------------------------------------------------------
                                                                          Class B
                                           -------------------------------------------------------------------------------
                                             09/01/98                 Year Ended August 31,                  11/04/93*
                                              Through  ---------------------------------------------------    Through
                                             02/28/99       1998         1997         1996         1995      8/31/94++
                                           ----------- ------------ ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....  $  12.82    $  12.25     $  11.76     $  11.77     $  11.65     $   12.51
                                            --------    --------     --------     --------     --------     ---------
 Income from Investment
  Operations:
  Net Investment Income ..................      0.23        0.45         0.48         0.49         0.50          0.42
  Net Gains or Losses in Securities
   (both realized and unrealized) ........     (0.04)       0.57         0.48        (0.01)        0.14         (0.71)
                                            --------    --------     --------     --------     --------     ---------
  Total from Investment
   Operations ............................      0.19        1.02         0.96         0.48         0.64         (0.29)
                                            --------    --------     --------     --------     --------     ---------
 Less Distributions:
  Dividends from Net Investment
   Income ................................      0.23        0.45         0.47         0.49         0.52          0.42
  Distributions from Capital Gains                --          --           --           --           --          0.15
                                           ---------   ---------    ---------    ---------    ---------     ---------
  Total Distributions ....................      0.23        0.45         0.47         0.49         0.52          0.57
                                           ---------   ---------    ---------    ---------    ---------     ---------
Net Asset Value, End of Period ...........  $  12.78    $  12.82     $  12.25     $  11.76     $  11.77     $   11.65
                                           =========   =========    =========    =========    =========     =========
Total Return (1) .........................      1.46%       8.45%        8.30%        4.10%        5.70%        (2.35%)
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $     15    $     15     $     14     $     14     $     14     $      12
Ratios to Average Net Assets#:
 Expenses ................................      1.64%       1.64%        1.64%        1.65%        1.61%         1.47%
 Net Investment Income ...................      3.55%       3.60%        4.04%        4.08%        4.31%         3.95%
 Expenses Without Waivers and
  Assumption of Expenses .................      1.84%       1.81%        1.79%        1.95%        1.97%         1.81%
  Net Investment Income Without
  Waivers and Assumption
   of Expenses ...........................      3.35%       3.43%        3.89%        3.78%        3.95%         3.61%
Portfolio turnover rate ..................        49%        172%         147%         210%         233%          258%

-------
(1) Total return figures do not include the effect of any sales load.
 # Short periods have been annualized.
 * Commencement of offering of class of shares.
++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                               New York Tax Free Income Fund
                                           ----------------------------------------------------------------------
                                                                          Class A
                                           ----------------------------------------------------------------------
                                            09/01/98               Year Ended August 31,                11/1/93
                                             Through  -----------------------------------------------   Through
                                             2/28/99      1998        1997        1996        1995     8/31/94++
                                           ---------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....  $ 12.18    $ 11.80     $ 11.39     $ 11.47     $ 11.30     $  12.27
                                            -------    -------     -------     -------     -------     --------
 Income from Investment Operations:
  Net Investment Income ..................     0.26       0.54        0.56        0.56        0.57         0.47
  Net Gains or Losses on Securities
   (both realized and unrealized) ........   ( 0.02)      0.50        0.43      ( 0.08)       0.17       ( 0.69)
                                            --------   -------     -------     --------    -------     --------
  Total from Investment Operations             0.24       1.04        0.99        0.48        0.74       ( 0.22)
                                            --------   -------     -------     --------    -------     --------
 Less Distributions:
  Dividends from Net Investment
   Income ................................     0.26       0.54        0.56        0.56        0.57         0.47
  Distributions from Capital Gains             0.11       0.12        0.02          --          --         0.28
                                            --------   -------     -------     --------    --------    --------
  Total Distributions ....................     0.37       0.66        0.58        0.56        0.57         0.75
                                            --------   -------     -------     --------    --------    --------
Net Asset Value, End of Period ...........  $ 12.05    $ 12.18     $ 11.80     $ 11.39     $ 11.47     $  11.30
                                            ========   =======     =======    ========    ========     ========
Total Return (1) .........................     1.99%      9.03%       8.85%       4.20%       6.82%      ( 1.81%)
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $   113    $   111     $    83     $    96     $   104     $    103
Ratios to Average Net Assets#:
 Expenses ................................     0.75%      0.79%       0.90%       0.90%       0.85%        0.76%
 Net Investment Income ...................     4.37%      4.52%       4.77%       4.76%       5.11%        4.89%
 Expenses Without Waivers and
  Assumption of Expenses .................     1.19%      1.21%       1.18%       1.27%       1.37%        1.25%
 Net Investment Income Without
  Waivers and Assumption
   of Expenses ...........................     3.93%      4.10%       4.49%       4.39%       4.59%        4.40%
Portfolio turnover rate ..................       37%        91%        107%        156%        122%         162%

                                                                    New York Tax Free Income Fund
                                           -------------------------------------------------------------------------------
                                                                               Class B
                                           -------------------------------------------------------------------------------
                                              9/1/98                  Year Ended August 31,                  11/04/93*
                                              Through  ---------------------------------------------------    Through
                                              2/28/99       1998         1997         1996         1995      8/31/94++
                                           ----------- ------------ ------------ ------------ ------------ ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....    12.16     $  11.76     $  11.33     $  11.41     $  11.27     $   12.11
                                            -------     --------     --------     --------     --------     ---------
 Income from Investment Operations:
  Net Investment Income ..................     0.21         0.44         0.46         0.47         0.49          0.42
  Net Gains or Losses on Securities
   (both realized and unrealized) ........    (0.03)        0.51         0.43        (0.09)        0.16         (0.54)
                                            -------     --------     --------     --------     --------     ---------
  Total from Investment Operations             0.18         0.95         0.89         0.38         0.65         (0.12)
                                            -------     --------     --------     --------     --------     ---------
 Less Distributions:
  Dividends from Net Investment
   Income ................................     0.21         0.43         0.44         0.46         0.51          0.43
  Distributions from Capital Gains             0.11         0.12         0.02           --           --          0.29
                                            -------     --------     --------     ---------    ---------    ---------
  Total Distributions ....................     0.32         0.55         0.46         0.46         0.51          0.72
                                            -------     --------     --------     ---------    ---------    ---------
Net Asset Value, End of Period ...........  $ 12.02    $   12.16     $  11.76     $  11.33     $  11.41     $   11.27
                                           ========    =========     ========     =========    =========    =========
Total Return (1) .........................     1.46%        8.27%        8.03%        3.46%        5.99%        (1.11%)
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $    15    $      15     $     14     $     14     $     11     $       7
Ratios to Average Net Assets#:
 Expenses ................................     1.64%        1.64%        1.64%        1.65%        1.61%         1.51%
 Net Investment Income ...................     3.48%        3.68%        4.03%        4.01%        4.35%         4.28%
 Expenses Without Waivers and
  Assumption of Expenses .................     1.69%        1.71%        1.68%        1.76%        1.87%         1.76%
 Net Investment Income Without
  Waivers and Assumption
   of Expenses ...........................     3.43%        3.61%        3.99%        3.90%        4.09%         4.03%
Portfolio turnover rate ..................       37%          91%         107%         156%         122%          162%

-------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of offering of class of shares.
 ++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                           California Intermediate Tax Free
                                                                                         Fund
                                                                           ---------------------------------
                                                                            09/01/98   Year Ended August 31,
                                                                             Through  ----------------------
                                                                            02/28/99      1998       1997
                                                                           ---------- ----------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................................  $ 10.29    $ 10.07     $  9.81
                                                                            -------    -------     -------
 Income from Investment Operations:
  Net Investment Income ..................................................     0.24       0.45        0.46
  Net Gains or Losses on Securities (both realized and unrealized) .......     0.05       0.32        0.26
                                                                            -------    -------     -------
  Total from Investment Operations .......................................     0.29       0.77        0.72
                                                                            -------    -------     -------
 Less Distributions:
  Dividends from Net Investment Income ...................................     0.24       0.45        0.33
  Distributions from Capital Gains .......................................     0.13       0.10        0.13
                                                                            -------    -------     -------
  Total Distributions ....................................................     0.37       0.55        0.46
                                                                            -------    -------     -------
Net Asset Value, End of Period ...........................................  $ 10.21    $ 10.29     $ 10.07
                                                                            =======    =======     =======
Total Return (1) .........................................................     2.49%      7.81%      7.46%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....................................  $    25    $    24     $   26
Ratios to Average Net Assets#:
 Expenses ................................................................     0.60%      0.60%      0.60%
 Net Investment Income ...................................................     3.98%      4.38%      4.65%
 Expenses Without Waivers and Assumption of Expenses .....................     1.45%      1.44%      1.33%
 Net Investment Income Without Waivers and Assumption of Expenses ........     3.13%      3.54%      3.92%
Portfolio turnover rate ..................................................       50%        44%        66%

                                                                            California Intermediate Tax Free
                                                                                          Fund
                                                                           ----------------------------------
                                                                           Year Ended August 31,    11/1/94
                                                                           ---------------------    Through
                                                                              1996       1995      8/31/94++
                                                                           ---------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................................  $ 9.89     $ 9.69      $  10.30
                                                                            ------     ------      --------
 Income from Investment Operations:
  Net Investment Income ..................................................    0.48       0.51          0.32
  Net Gains or Losses on Securities (both realized and unrealized) .......    0.01       0.20        ( 0.41)
                                                                            ------     ------      --------
  Total from Investment Operations .......................................    0.49       0.71        ( 0.09)
                                                                            ------     ------      --------
 Less Distributions:
  Dividends from Net Investment Income ...................................    0.48       0.51          0.40
  Distributions from Capital Gains .......................................    0.09         --          0.12
                                                                            ------     -------     --------
  Total Distributions ....................................................    0.57       0.51          0.52
                                                                            ------     -------     --------
Net Asset Value, End of Period ...........................................  $ 9.81     $ 9.89      $   9.69
                                                                            ======    =======      ========
Total Return (1) .........................................................    5.00%      7.55%      ( 0.86%)
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....................................  $   28     $   33      $    36
Ratios to Average Net Assets#:
 Expenses ................................................................    0.60%      0.52%        0.52%
 Net Investment Income ...................................................    4.77%      5.24%        4.88%
 Expenses Without Waivers and Assumption of Expenses .....................    1.47%      1.40%        1.37%
 Net Investment Income Without Waivers and Assumption of Expenses ........    3.90%      4.36%        4.03%
Portfolio turnover rate ..................................................     188%        94%          93%

-------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 ++ In 1994 the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.